UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.4%
Abacus Property Group[1]	13,685	$44
Cromwell Property Group[1]	37,306	29
CSR Ltd.	36,287	135
Downer EDI Ltd.	36,235	196
Mineral Resources Ltd.	16,425	271
Sandfire Resources NL	5,780	31

		706

Belgium — 0.9%
AGFA-Gevaert NV2	25,197	118

Canada — 5.4%
AGF Management Ltd., Class B	36,400	237
Artis Real Estate Investment Trust[1]	3,800	43
Dream Global Real Estate Investment Trust[1]	9	—
Just Energy Group Inc.	39,200	168
Transcontinental Inc., Class A	10,800	213
WestJet Airlines Ltd.	1,900	40

		701

China — 8.2%
Agile Property Holdings Ltd.	136,000	206
China Aerospace International Holdings Ltd.	306,000	37
China Aoyuan Property Group Ltd.	76,000	41
China South City Holdings Ltd.	114,000	30
China Travel International Investment Hong Kong Ltd.	116,000	43
Huaxin Cement Co. Ltd., Class B	169,100	206
Kingboard Laminates Holdings Ltd.	24,500	38
KWG Property Holding Ltd.	164,000	192
Lao Feng Xiang Co. Ltd., Class B	39,752	147
Shanghai Mechanical and Electrical Industry Ltd., Class B	15,300	34
Yuexiu Property Co. Ltd.	534,000	100

		1,074

Denmark — 0.4%
Per Aarsleff Holding A/S	1,691	53

Egypt — 1.2%
Alexandria Mineral Oils Co.	43,741	34
ElSewedy Electric Co.	14,048	118

		152

Finland — 1.4%
Finnair OYJ	12,101	186

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

France — 3.3%
Air France-KLM[2]	12,102	$197
Metropole Television S.A.	3,904	101
Neopost SA	4,805	138

		436

Germany — 4.7%
Deutsche Pfandbriefbank AG	14,631	234
Salzgitter AG	605	35
Siltronic AG2	769	112
Wuestenrot & Wuerttembergische AG	8,489	238

		619

Greece — 1.8%
Motor Oil Hellas Corinth Refineries S.A.	10,675	241

Indonesia — 1.1%
Bukit Asam Persero	222,500	40
Indo Tambangraya Megah Tbk PT	63,600	97

		137

Israel — 0.6%
Paz Oil Co. Ltd.	241	42
SodaStream International Ltd.[2]	600	42

		84

Italy — 4.8%
Astaldi SpA	13,497	34
ASTM SpA	1,082	32
Immobiliare Grande Distribuzione SIIQ SpA[1]	197,898	229
Societa Cattolica di Assicurazioni SC	13,058	142
Unipol Gruppo SpA	41,688	195

		632

Japan — 16.9%
CONEXIO Corp.	3,000	62
Cosmo Energy Holdings Co. Ltd.	1,000	38
Daiho Corp.	22,000	109
DTS Corp.	1,200	39
EDION Corp.	4,700	55
Foster Electric Co. Ltd.	1,300	32
Geo Holdings Corp.	7,500	145
Haseko Corp.	11,000	171
Hosiden Corp.	4,000	59
Japan Aviation Electronics Industry Ltd.	2,000	34
Keihin Corp.	3,800	77
Kumagai Gumi Co. Ltd.	1,600	45
Kyowa Exeo Corp.	1,800	47

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
Melco Holdings Inc.	4,100	$141
NET One Systems Co. Ltd.	14,600	225
NichiiGakkan Co. Ltd.	10,900	139
Nippon Chemi-Con Corp.	1,000	31
Sojitz Corp.	82,300	253
Sumitomo Forestry Co. Ltd.	5,400	97
Toho Holdings Co. Ltd.	1,500	34
Token Corp.	300	35
Tosoh Corp.	9,500	215
TS Tech Co. Ltd.	700	29
Unipres Corp.	1,500	41
Yuasa Trading Co. Ltd.	1,800	65

		2,218

Mexico — 1.4%
Macquarie Mexico Real Estate Management SA de CV1	174,700	184

Netherlands — 2.4%
ASR Nederland NV	5,955	245
BE Semiconductor Industries NV	847	71

		316

New Zealand — 0.2%
Air New Zealand Ltd.	13,284	30

Norway — 2.7%
Atea ASA	15,745	222
Austevoll Seafood ASA	4,867	40
Salmar ASA	1,463	44
SpareBank 1 SMN	5,181	52

		358

Singapore — 1.6%
Yanlord Land Group Ltd.	171,300	208

South Africa — 2.0%
Astral Foods Ltd.	10,724	232
Harmony Gold Mining Co. Ltd.	16,760	31

		263

South Korea — 3.8%
KB Financial Group Inc.	742	44
Korea Petrochemical Industries Co. Ltd.	764	188
Korean Reinsurance Co.	6,142	63
LF Corp.	5,623	165

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — (continued)
Meritz Fire & Marine Insurance Co. Ltd.	1,877	$41

		501

Spain — 0.8%
Ence Energia y Celulosa SA	9,527	63
Papeles y Cartones de Europa S.A.	2,858	39

		102

Sweden — 2.8%
Capio AB	6,185	33
Dios Fastigheter AB	4,499	31
Hemfosa Fastigheter AB	17,977	241
SAS AB2	22,385	58

		363

Switzerland — 1.6%
Bossard Holding AG	141	33
GAM Holding AG	10,466	169

		202

Taiwan — 5.8%
Ardentec Corp.	69,000	87
Chlitina Holding Ltd.	6,000	30
Coretronic Corp.	400	1
Gigabyte Technology Co. Ltd.	135,000	245
Radiant Opto-Electronics Corp.	103,000	245
Simplo Technology Co. Ltd.	9,000	50
Taiwan PCB Techvest Co. Ltd.	59,000	63
Taiwan Surface Mounting Technology Co. Ltd.	34,450	41

		762

Thailand — 0.7%
Bangchak Corp. PCL	43,258	54
Quality Houses PCL	352,400	35

		89

Turkey — 1.7%
Is Gayrimenkul Yatirim Ortakligi AS1	143,878	52
Soda Sanayii AS	129,589	172

		224

United Arab Emirates — 0.6%
Air Arabia PJSC	136,286	46
RAK Properties PJSC	159,279	31

		77

United Kingdom — 8.5%
Bellway PLC	867	42
BGEO Group PLC	671	32
Bovis Homes Group PLC	2,049	32

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)
Central Asia Metals PLC	54,281	$224
CMC Markets PLC	39,200	79
Debenhams PLC	97,741	46
Evraz PLC	47,294	217
Forterra PLC	11,720	47
Hansteen Holdings PLC[1]	22,135	43
J D Wetherspoon PLC	2,424	41
Kier Group PLC	2,223	33
Pendragon PLC	300,137	116
Redrow PLC	4,500	40
Thomas Cook Group PLC	57,800	96
Victrex PLC	843	30

		1,118

Total Common Stock
(Cost $9,983) — 92.7%		12,154

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	9,149	620

Total Exchange Traded Fund
(Cost $529) — 4.7%		620

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.190% **	119,174	119

Total Short-Term Investment
(Cost $119) — 0.9%		119

Total Investments — 98.3%
(Cost $10,631)		12,893

Other Assets in Excess of Liabilities — 1.7%		217

Net Assets — 100.0%		$13,110

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
1	Real Estate Investment Trust.
2	Non-income producing security.

ETF	Exchange Traded Fund

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$706	$—	$—	$706
Belgium	118	—	—	118
Canada	701	—	—	701
China	1,074	—	—	1,074
Denmark	53	—	—	53
Egypt	34	118	—	152
Finland	186	—	—	186
France	436	—	—	436
Germany	619	—	—	619
Greece	241	—	—	241
Indonesia	137	—	—	137
Israel	84	—	—	84
Italy	632	—	—	632
Japan	2,218	—	—	2,218
Mexico	184	—	—	184
Netherlands	316	—	—	316
New Zealand	30	—	—	30
Norway	358	—	—	358
Singapore	208	—	—	208
South Africa	263	—	—	263
South Korea	228	273	—	501
Spain	102	—	—	102
Sweden	363	—	—	363
Switzerland	202	—	—	202
Taiwan	762	—	—	762
Thailand	—	89	—	89
Turkey	224	—	—	224
United Arab Emirates	46	31	—	77
United Kingdom	1,118	—	—	1,118

Total Common Stock	11,643	511	—	12,154

Exchange Traded Fund	620	—	—	620

Short-Term Investment	119	—	—	119

Total Investments in Securities	$12,382	$511	$—	$12,893

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2017, securities with a value of $8,317, which represented 63.44% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At December 31, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

At December 31, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-0700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018